OTHER INCOME, BY FUNCTION (Details) - Schedule of other income by function - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other income by function [Abstract]
Coalition and loyalty program Multiplus			$ 36,172	$ 126,443
Tours		22,499	96,997	108,448
Aircraft leasing		46,045	102,704	78,056
Customs and warehousing		25,138	29,353	26,667
Duty free			543	3,555
Maintenance		18,579	10,471	16,569
Income from non-airlines products Latam Pass		42,913	42,791	19,864
Other miscellaneous income	[1]	255,828	41,833	93,156
Total		$ 411,002	$ 360,864	$ 472,758

[1]	For 2020 included in this amount is ThUS$ 62,000 from compensation of the cancellation of the purchase of 4 A350 aircraft from Delta Air Lines Inc and ThUS$ 9,240 to the early return of leased aircraft from Qatar Airways and ThUS$ 132,467 corresponding to compensation of Delta Air Lines Inc from JBA signed in 2019.